MAROWIJNE RIVER - MINERAL RIGHTS PARTNERSHIP AGREEMENT	12 Months Ended
Nov. 30, 2013
Notes to Financial Statements
NOTE 4 - MAROWIJNE RIVER - MINERAL RIGHTS PARTNERSHIP AGREEMENT

On May 30, 2012 Infinity Resources, Inc. (“Infinity”) entered in to a Mineral Rights Partnership Agreement with Surmi Company N.V. (“Surmi”) to acquire the exclusive right and option to an undivided 100% of the right, title and interest in and the property located in the district of Sipaliwini, along the left bank of Marowijine River in the Brokopondo mining district of Suriname, South America, under the following payment terms;

(a)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a minimum of $100,000 on or before December 31, 2013 ( first payment extended to December 31, 2013); and
(b)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2013; and
(c)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2014.
(d)	Infinity further agrees to pay Surmi, commencing January 1, 2013 (first payment extended to December 31, 2013), the sum of $25,000 per annum for so long as Infinity, or its permitted assigns, holds any interest in the Claims.
(e)	Company is waiting for confirmation documentation from Surmi that the claims have been renewed by the government prior to any further payment(s). As the Company has not made the payment and pursuant to Section 5.1 of the agreement failure to make such payment shall result in termination of the agreement. The Company expects to receive confirmation by March 2014.